Trade and Other Receivables	12 Months Ended
Mar. 31, 2020
Trade And Other Receivables
Trade and Other Receivables
19	TRADE AND OTHER RECEIVABLES

	As at
	March 31, 2020	March 31, 2019
Trade accounts receivables at fair value (*)
Trade accounts receivables	$138,869	156,026
Credit impairment (loss)	(41,470)	(26,133)
Fair Value gain/(loss)	(2,650)	(4,664)
Trade accounts receivables net	94,749	125,229

Trade accounts receivables at amortised cost
Trade accounts receivables	$77,772	$86,331
Credit impairment (loss)	(70,853)	(15,202)
Trade accounts receivables net	6,919	71,129

Total Trade accounts receivables	$101,668	$196,358

Balance with statutory authorities	6,568	7,672
Accrued interest	92	2,188
Advance to content vendor	1,373	3,462
Prepaid charges	2,578	1,790
Unbilled revenues	553	1,717
Other receivables	5,182	2,023
Trade and other receivables	$118,014	$215,210

Current	107,253	205,145
Non-current	10,761	10,065
	$118,014	$215,210

(*) Business model is achieved both by collecting contractual cash flows and de-recognition of financial assets arising on assignment and novation transaction. (Refer Note 31)

The age of account receivables net of credit of credit impairment loss are past due but not impaired were as follows:

	As at
	March 31, 2020	March 31, 2019
Not more than three months	$15,097	$44,687
More than three months but not more than six months	11,764	15,948
More than six months but not more than one year	14,896	15,310
More than one year	4,899	8,796
	$46,656	$84,741

Trade and other receivables with a net carrying amount of $29,969 (2019: $83,991) have been pledged against secured borrowings (Refer Note 22).

The movement in the allowances for expected credit losses is as follows:

	Year ended
	March 31, 2020
	Trade Receivables	Other Receivables	Total Receivables
Balance as on April 1, 2019	$41,335	$447	$41,782
Charged to operations	103,109	—	103,109
Unwinding of expected credit loss (included in finance income)	(9,807)	—	(9,807)
Reversal of expected credit loss (included in other gains/(losses))	(10,382)	—	(10,382)
Bad debts	(6,743)	—	(6,743)
Translation adjustment	(5,189)		(5,189)
Balance at the end of the year	$112,323	$447	$112,770

The movement in the allowances for expected credit losses is as follows:

	Year ended
	March 31, 2019
	Trade Receivables	Other Receivables	Total Receivables
Balance at the beginning of the period	$10,193	$—	$10,193
Impact of adoption of IFRS 9	18,050	447	18,497
Balance as on April 1, 2018	28,243	447	28,690
Charged to operations	60,208	7,284	67,492
Unwinding of expected credit loss (included in finance income)	(13,227)	—	(13,227)
Reversal of expected credit loss (included in other gains/(losses))	(20,698)	—	(20,698)
Translation adjustment	(160)	—	(160)
Bad debts	(13,031)	(7,284)	(20,315)
Balance at the end of the year	$41,335	$447	$41,782